FINANCIAL INSTRUMENTS (Details 10) - Cash flow hedges [member] - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Designated amounts	R$ 7,742,746
Amortized part	(3,810,867)
Effect on Result	(353,406)
Impact on Shareholders' equity	R$ (2,509,225)
Bond [Member]
IfrsStatementLineItems [Line Items]
Designation date	2/4/2018
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	July 2018 - February 2023
Exchange rate on designation | Number	3.3104
Designated amounts	R$ 1,170,045
Amortized part	(1,170,045)
Effect on Result	R$ (281,258)
Bondsand Exportprepaymentsin U S [Member]
IfrsStatementLineItems [Line Items]
Designation date	07/31/2019
Hedging instrument	Bonds and Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	January 2020 - April 2026
Exchange rate on designation | Number	3.7649
Designated amounts	R$ 1,342,761
Amortized part	(871,761)
Effect on Result	(57,873)
Impact on Shareholders' equity	R$ (506,984)
Bond One [Member]
IfrsStatementLineItems [Line Items]
Designation date	10/1/2020
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	March 2020 to November 2025 until December 2050
Exchange rate on designation | Number	4.0745
Designated amounts	R$ 1,416,000
Amortized part	(1,404,021)
Impact on Shareholders' equity	R$ (1,332,313)
Bond Two [Member]
IfrsStatementLineItems [Line Items]
Designation date	01/28/2020
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	March 2027 - January 2028
Exchange rate on designation | Number	4.2064
Designated amounts	R$ 1,000,000
Impact on Shareholders' equity	R$ (634,900)
Bondsand Exportprepaymentsin U S One [Member]
IfrsStatementLineItems [Line Items]
Designation date	1/6/2022
Hedging instrument	Bonds and Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	June 2022 - April 2032
Exchange rate on designation | Number	4.7289
Designated amounts	R$ 1,145,300
Amortized part	(137,300)
Effect on Result	(24,475)
Impact on Shareholders' equity	R$ (113,299)
Export Prepayments In Us To Third Parties [Member]
IfrsStatementLineItems [Line Items]
Designation date	1/6/2022
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	June 2022 - May 2033
Exchange rate on designation | Number	4.7289
Designated amounts	R$ 878,640
Amortized part	(110,740)
Effect on Result	(14,312)
Impact on Shareholders' equity	R$ (86,312)
Advance On Foreign Exchange Contract [Member]
IfrsStatementLineItems [Line Items]
Designation date	1/12/2022
Hedging instrument	Advance on foreign exchange contract
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - November 2023
Exchange rate on designation | Number	5.1643
Designated amounts	R$ 60,000
Amortized part	(60,000)
Effect on Result	R$ 16,398
Advance On Foreign Exchange Contract One [Member]
IfrsStatementLineItems [Line Items]
Designation date	1/12/2022
Hedging instrument	Advance on foreign exchange contract
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - December 2025
Exchange rate on designation | Number	5.2565
Designated amounts	R$ 100,000
Impact on Shareholders' equity	R$ 41,520
Advance On Foreign Exchange Contract Two [Member]
IfrsStatementLineItems [Line Items]
Designation date	1/12/2022
Hedging instrument	Advance on foreign exchange contract
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - January 2024
Exchange rate on designation | Number	5.2660
Designated amounts	R$ 50,000
Impact on Shareholders' equity	R$ 21,235
Advance On Foreign Exchange Contract Three [Member]
IfrsStatementLineItems [Line Items]
Designation date	1/12/2022
Hedging instrument	Advance on foreign exchange contract
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - November 2023
Exchange rate on designation | Number	5.3270
Designated amounts	R$ 20,000
Amortized part	(20,000)
Effect on Result	R$ 8,720
Bond Three [Member]
IfrsStatementLineItems [Line Items]
Designation date	1/12/2022
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - June 2031
Exchange rate on designation | Number	5.0360
Designated amounts	R$ 490,000
Amortized part	(37,000)
Effect on Result	(606)
Impact on Shareholders' equity	R$ 88,199
Export Prepayments In Us To Third Parties One [Member]
IfrsStatementLineItems [Line Items]
Designation date	1/12/2022
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - June 2027
Exchange rate on designation | Number	5.0360
Designated amounts	R$ 70,000
Impact on Shareholders' equity	R$ 13,629